Related Party Transactions - One S.r.l (Details) - Gelesis $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Related Party Transaction [Line Items]
Research and development, including related party expenses	$ 447		$ 108
Outstanding accrued expenses and remaining undiscounted payments, related parties	5,664		109
Founder of One | Consulting Agreement
Related Party Transaction [Line Items]
Research and development, including related party expenses	300		300
Outstanding accrued expenses and remaining undiscounted payments, related parties	100
One S.r.l
Related Party Transaction [Line Items]
Outstanding accrued expenses and remaining undiscounted payments, related parties	$ 100		3,000
Equity interest acquired (as a percent)	10.00%
Payments related to acquisition	$ 5,700	€ 5.0	6,100	€ 5.0
One S.r.l | Consulting Agreement
Related Party Transaction [Line Items]
Payments related to acquisition			3,100
One S.r.l | Royalty expense
Related Party Transaction [Line Items]
Payments related to acquisition	$ 200		$ 100